CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 21,472,519	$ 65,976,255
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,355,397	1,196,526
Stock-based compensation expenses	1,315,966	150,020
Deferred tax expense	23,103,464	20,413,043
Share of loss in an equity investee	418,304	0
Amortization of deferred charges	711,109	117,912
Net realized gain on short-term investments	(496,839)	0
Unrealized loss on short-term investments	90,056	0
Proceeds from disposal of short-term investments	20,950,606	0
Purchase of short-term investments	(22,114,535)	0
Others	37,301	0
Changes in operating assets and liabilities:
Accounts receivable	(22,848,121)	808,895
Real estate property held for sale	2,553,662	4,693,634
Real estate property development completed	7,486,676	4,336,665
Real estate property under development	(612,131,360)	125,326,103
Real estate property held for lease	(4,312,119)	0
Advances to suppliers	(10,210,152)	(7,306,104)
Other receivables	(78,044,639)	15,754,406
Deposits for land use rights	74,129,387	0
Other deposits and prepayments	(12,226,442)	(122,787,018)
Other current assets	(192,794)	161,841
Amounts due from employees	(656,159)	269,253
Amount due from related parties	(1,303,374)	0
Other assets	(1,519,811)	178,339
Accounts payable	58,174,526	(73,642,057)
Customer deposits	19,372,470	27,287,396
Income tax payable	(63,396,065)	(8,124,163)
Changes in unrecognized tax benefit	0	(1,698,872)
Other payables and accrued liabilities	(6,700,973)	(7,309,018)
Payroll and welfare payable	(15,551,247)	(2,305,757)
Net cash provided by/(used in) operating activities	(618,533,187)	43,497,299
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease and property and equipment	119,056	55,557
Purchase of property and equipment and intangible assets	(2,689,526)	(525,752)
Net cash used in investing activities	(2,570,470)	(470,195)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	1,080,530	1,790,278
Purchase of treasury shares	(11,421,722)	(5,767,159)
Dividends to shareholders	(7,827,136)	(7,181,861)
Increase in restricted cash	(58,296,675)	(89,755,452)
Repayments of short-term bank loans and current portion of long-term bank loans	(71,656,074)	(102,112,148)
Proceeds from short-term bank loans and current portion of long-term bank loans	326,120,430	80,564,479
Repayment of long-term bank loans	0	(24,190,254)
Proceeds from long-term bank loans	27,025,842	80,100,179
Proceeds from other short-term debt	97,753,038	0
Repayment of other long-term debt	0	(40,000,000)
Proceeds from other long-term debt	119,698,595	200,000,000
Capital lease payments	(1,350,286)	0
Proceeds from redeemable non-controlling interests	2,842,984	0
Deferred charges	(10,649,965)	(4,951,785)
Net cash provided by financing activities	413,319,561	88,496,277
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(207,784,096)	131,523,381
Effect of exchange rate changes on cash and cash equivalents	(3,433,982)	8,071,915
Cash and cash equivalents, at beginning of period	587,119,126	496,204,796
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	$ 375,901,048	$ 635,800,092